Annual Total Returns - FidelityFreedomBlendFunds-Z6ComboPRO - FidelityFreedomBlendFunds-Z6ComboPRO - Fidelity Freedom Blend 2025 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2025 Fund - Class Z6
Bar Chart Table:
Annual Return 2019	20.24%
Annual Return 2020	14.43%
Annual Return 2021	9.92%
Annual Return 2022	(17.14%)